Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Assumptions) (Details)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Fiscal Year Focus	2014
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Risk-free interest rate		1.19%
Expected volatility		64.15%
Expected lives		7 years 3 months 18 days